Subsequent Events (Details) (USD $)	12 Months Ended			0 Months Ended			2 Months Ended	0 Months Ended
	Dec. 31, 2013 property	Dec. 31, 2012 property	Dec. 31, 2013 Vacant [Member] property	Jan. 08, 2014 Subsequent Event [Member]	Feb. 26, 2014 Subsequent Event [Member] sqft property		Feb. 26, 2014 Property Acquisition [Member] property sqft	Jan. 08, 2014 Former Manager [Member] Subsequent Event [Member]
Subsequent Event [Line Items]
Number of Real Estate Properties					3,839	[1]
Number of properties acquired	1,739	573					1,280
Square feet of property					105,195,621	[1]
Square feet of acquired property							61,361,128
Real Estate Investment Property, at Cost, Acquisitions							$ 10,088,226,000 [2]
Number Of Real Estate Properties, Held for Sale	1	2	1
Payment Received for Management Services								10,000,000
Transition Services Agreement Term	60 days
Payments to Acquire Property, Plant, and Equipment				$ 10,000,000

[1]	Total portfolio excludes one vacant property contributed in September 2011, which was classified as held for sale as of December 31, 2013.
[2]	Contract purchase price, excluding acquisition and transaction related costs.